Document and Entity Information	12 Months Ended
Aug. 31, 2024
Document and Entity Information [Abstract]
Document Type	DEF 14A
Entity Registrant Name	Radius Recycling, Inc.
Entity Central Index Key	0000912603
Amendment Flag	false